DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value

COMMON STOCKS - 98.9%
Brazil - 2.3%
Americanas SA*	2,909	$15,614
Atacadao SA	2,553	6,929
B3 SA - Brasil Bolsa Balcao	35,700	70,216
Banco Bradesco SA	8,606	25,931
Banco do Brasil SA	5,430	30,607
Banco Santander Brasil SA	2,295	13,391
CCR SA	7,093	15,458
Cosan SA	6,519	24,524
Energisa SA	911	7,336
Equatorial Energia SA	5,350	21,377
Klabin SA	4,485	18,953
Localiza Rent a Car SA	3,526	31,904
Lojas Renner SA	5,783	29,127
Natura & Co. Holding SA*	5,238	24,750
Notre Dame Intermedica Participacoes SA	3,021	32,870
Raia Drogasil SA	6,373	25,250
Rede D’Or Sao Luiz SA, 144A	2,342	20,801
Rumo SA*	7,495	23,313
Telefonica Brasil SA	2,898	25,801
TIM SA	5,233	12,785
TOTVS SA	3,170	17,784
Ultrapar Participacoes SA	4,393	11,222
Via S/A*	7,659	7,688
WEG SA	9,663	55,135

(Cost $731,461)		568,766

Chile - 0.2%
Empresas CMPC SA	7,015	11,283
Empresas COPEC SA	2,200	16,116
Enel Americas SA	134,219	17,177
Falabella SA	4,349	13,364

(Cost $82,343)		57,940

China - 32.6%
360 Security Technology, Inc., Class A*	2,700	5,064
3SBio, Inc., 144A*	7,378	6,312
51job, Inc., ADR*	189	10,905
AAC Technologies Holdings, Inc.	4,508	19,661
Air China Ltd., Class A*	4,600	5,756
Air China Ltd., Class H*	5,074	3,196
Alibaba Group Holding Ltd.*	89,470	1,460,974
A-Living Smart City Services Co. Ltd., 144A	3,103	7,316
Angel Yeast Co. Ltd., Class A	200	1,757
BBMG Corp., Class A	2,500	1,055
Beijing Capital International Airport Co. Ltd., Class H*	10,259	5,974
BYD Co. Ltd., Class A	600	28,669
BYD Co. Ltd., Class H	4,600	180,794
By-health Co. Ltd., Class A	300	1,107
CanSino Biologics, Inc., Class A*	26	1,142
CanSino Biologics, Inc., Class H, 144A*	412	9,058
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	100	3,403
China Communications Services Corp. Ltd., Class H	13,055	6,230
China Conch Venture Holdings Ltd.	9,663	47,163
China Construction Bank Corp., Class A	1,800	1,626
China Construction Bank Corp., Class H	563,765	367,365
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,508
China Feihe Ltd., 144A	20,878	27,799
China Jushi Co. Ltd., Class A	1,028	2,821
China Lesso Group Holdings Ltd.	7,105	10,372
China Medical System Holdings Ltd.	7,570	12,468
China Merchants Bank Co. Ltd., Class H	23,195	179,411
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,100	3,771
China Molybdenum Co. Ltd., Class A	4,200	3,879
China Molybdenum Co. Ltd., Class H	23,334	14,397
China National Medicines Corp. Ltd., Class A	200	968
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	1,532
China Southern Airlines Co. Ltd., Class A*	4,200	4,031
China Southern Airlines Co. Ltd., Class H*	9,335	5,161
China Tourism Group Duty Free Corp. Ltd., Class A	700	22,553
China Vanke Co. Ltd., Class A	3,300	9,449
China Vanke Co. Ltd., Class H	9,662	21,887
CIFI Ever Sunshine Services Group Ltd.	4,248	7,171
CIFI Holdings Group Co. Ltd.	21,482	11,711
CITIC Ltd.	33,884	30,599
Contemporary Amperex Technology Co. Ltd., Class A	804	85,735
Country Garden Services Holdings Co. Ltd.	10,563	63,886
CSPC Pharmaceutical Group Ltd.	54,299	56,278
Dali Foods Group Co. Ltd., 144A	16,201	8,520
Dongfeng Motor Group Co. Ltd., Class H	16,051	14,907
ENN Energy Holdings Ltd.	4,680	87,887
ENN Natural Gas Co. Ltd., Class A	1,800	5,516
Eve Energy Co. Ltd., Class A	780	17,888
Fosun International Ltd.	14,939	16,327
Fu Jian Anjoy Foods Co. Ltd., Class A	100	2,724
Fuyao Glass Industry Group Co. Ltd., Class A	600	4,327
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,910	21,542
Ganfeng Lithium Co. Ltd., Class A	400	10,507
Ganfeng Lithium Co. Ltd., Class H, 144A	1,518	29,617
GEM Co. Ltd., Class A	1,200	2,126
Genscript Biotech Corp.*	6,754	35,521
GoerTek, Inc., Class A	1,300	10,617
Gotion High-tech Co. Ltd., Class A*	500	5,216
Great Wall Motor Co. Ltd., Class A	800	7,510
Great Wall Motor Co. Ltd., Class H	18,127	75,802

Greenland Holdings Corp. Ltd., Class A	3,460	2,225
Greentown Service Group Co. Ltd.	8,419	8,078
Guangzhou Automobile Group Co. Ltd., Class H	18,051	18,477
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,382
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	3,432
Guangzhou R&F Properties Co. Ltd., Class H	8,808	4,768
Hangzhou Robam Appliances Co. Ltd., Class A	300	1,480
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,668	15,659
HengTen Networks Group Ltd.*	18,050	7,641
Huaxia Bank Co. Ltd., Class A	5,100	4,511
Industrial Bank Co. Ltd., Class A	8,000	22,594
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	12,899
Jafron Biomedical Co. Ltd., Class A	200	1,603
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,100	3,205
Jinke Properties Group Co. Ltd., Class A	1,400	904
Jinxin Fertility Group Ltd., 144A*	8,019	11,212
Kingdee International Software Group Co. Ltd.*	15,680	47,568
Kuang-Chi Technologies Co. Ltd., Class A*	600	2,180
KWG Group Holdings Ltd.	6,775	5,023
Lenovo Group Ltd.	41,288	42,210
Li Auto, Inc., ADR*(a)	3,267	115,782
Li Ning Co. Ltd.	13,160	149,564
Liaoning Cheng Da Co. Ltd., Class A	700	2,029
Logan Group Co. Ltd.	8,775	8,476
Longfor Group Holdings Ltd., 144A	10,939	51,918
Meituan, Class B, 144A*	24,107	735,964
Microport Scientific Corp.(a)	3,764	15,740
Ming Yang Smart Energy Group Ltd., Class A	600	2,999
Minth Group Ltd.	4,482	20,755
NIO, Inc., ADR*	8,042	314,683
Offshore Oil Engineering Co. Ltd., Class A	100	68
Ovctek China, Inc., Class A	140	1,254
Pharmaron Beijing Co. Ltd., Class A	200	5,696
Pharmaron Beijing Co. Ltd., Class H, 144A	802	16,532
Ping An Insurance Group Co. of China Ltd., Class A	4,100	31,003
Ping An Insurance Group Co. of China Ltd., Class H	36,915	255,938
Poly Developments and Holdings Group Co. Ltd., Class A	4,100	8,905
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,336	21,679
Shanghai Electric Group Co. Ltd., Class A	4,200	3,188
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	600	5,269
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,214	16,635
Shanghai M&G Stationery, Inc., Class A	200	1,756
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	866
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,327	7,893
Shenzhen Inovance Technology Co. Ltd., Class A	850	8,744
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,900	1,767
Shenzhou International Group Holdings Ltd.	4,814	90,774
Sinotrans Ltd., Class A	1,400	966
Sinotruk Hong Kong Ltd.	3,625	5,375
Skshu Paint Co. Ltd., Class A	140	2,613
Sungrow Power Supply Co. Ltd., Class A	500	12,661
Suning.com Co. Ltd., Class A*	2,700	1,630
TCL Technology Group Corp., Class A	3,700	3,563
Tencent Holdings Ltd.	33,954	2,000,868
Tongcheng-Elong Holdings Ltd.*	5,137	10,648
Topchoice Medical Corp., Class A*	100	3,098
Topsports International Holdings Ltd., 144A	9,631	11,193
Uni-President China Holdings Ltd.	8,468	8,310
Unisplendour Corp. Ltd., Class A	1,040	4,217
Vipshop Holdings Ltd., ADR*	2,610	25,500
Want Want China Holdings Ltd.	27,733	23,443
Wuchan Zhongda Group Co. Ltd., Class A	1,100	1,045
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,100	4,069
WuXi AppTec Co. Ltd., Class A	856	19,330
WuXi AppTec Co. Ltd., Class H, 144A	2,102	46,835
Wuxi Biologics Cayman, Inc., 144A*	21,346	290,789
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	4,879
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	4,238	9,350
Xinyi Solar Holdings Ltd.	29,277	53,703
XPeng, Inc., ADR*	2,260	124,300
Yadea Group Holdings Ltd., 144A	6,422	11,516
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	3,060
Yum China Holdings, Inc.	2,484	124,448
Yunnan Baiyao Group Co. Ltd., Class A	300	4,155
Yutong Bus Co. Ltd., Class A	600	1,039
Zhejiang Chint Electrics Co. Ltd., Class A	700	5,686
Zhejiang Expressway Co. Ltd., Class H	9,035	8,518
Zhejiang Huayou Cobalt Co. Ltd., Class A	500	10,146
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	2,820

Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	872
Zhongsheng Group Holdings Ltd.	3,386	27,862
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	4,159
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	7,378	4,846

(Cost $8,439,850)		8,100,908

Czech Republic - 0.1%
Komercni Banka AS	483	18,390
Moneta Money Bank AS, 144A*	2,246	9,541

(Cost $24,688)		27,931

Egypt - 0.1%
Commercial International Bank Egypt SAE*
(Cost $24,922)	9,459	30,870

Greece - 0.2%
Eurobank Ergasias Services and Holdings SA*	15,249	15,087
Hellenic Telecommunications Organization SA	1,350	23,181

(Cost $34,982)		38,268

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*	24,198	22,317
Beijing Enterprises Water Group Ltd.	24,465	9,132
China Education Group Holdings Ltd.	4,512	8,300
China Everbright Environment Group Ltd.	23,363	15,524
China Gas Holdings Ltd.	17,781	31,977
China Jinmao Holdings Group Ltd.	30,086	9,185
China Mengniu Dairy Co. Ltd.*	18,469	103,055
China Overseas Land & Investment Ltd.	22,471	51,768
China Resources Gas Group Ltd.	5,350	27,691
Geely Automobile Holdings Ltd.	34,796	103,328
Hopson Development Holdings Ltd.	3,808	9,281
Hutchmed China Ltd., ADR*(a)	475	16,083
Kunlun Energy Co. Ltd.	23,937	22,537
Lee & Man Paper Manufacturing Ltd.	9,006	6,215
Shenzhen International Holdings Ltd.	6,769	7,380
Shimao Group Holdings Ltd.	6,769	7,815
Sino Biopharmaceutical Ltd.	63,001	45,983
Vinda International Holdings Ltd.	1,753	4,745

(Cost $573,397)		502,316

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	2,437	18,143
OTP Bank Nyrt*	1,311	71,867

(Cost $84,802)		90,010

India - 12.1%
Adani Green Energy Ltd.*	2,391	41,214
Adani Total Gas Ltd.	1,602	34,103
Asian Paints Ltd.	2,246	93,951
Axis Bank Ltd.*	13,309	116,111
Bajaj Auto Ltd.	416	17,936
Bandhan Bank Ltd., 144A	3,700	13,414
Berger Paints India Ltd.	1,366	13,664
Bharat Petroleum Corp. Ltd.	5,249	25,843
Biocon Ltd.*	2,358	11,308
Britannia Industries Ltd.	620	29,250
Colgate-Palmolive India Ltd.	699	13,341
Dabur India Ltd.	3,533	27,969
DLF Ltd.	3,477	17,340
Eicher Motors Ltd.	860	27,126
Grasim Industries Ltd.	1,551	34,310
Havells India Ltd.	1,534	27,767
HCL Technologies Ltd.	6,337	96,013
Hero MotoCorp Ltd.	698	22,749
Hindalco Industries Ltd.	9,242	50,759
Hindustan Unilever Ltd.	4,810	148,331
Housing Development Finance Corp. Ltd.	10,133	360,421
Info Edge India Ltd.	457	35,300
Infosys Ltd.	7,664	174,655
Infosys Ltd., ADR	12,917	291,666
Lupin Ltd.	1,359	15,993
Mahindra & Mahindra Ltd.	5,115	56,865
Marico Ltd.	3,282	23,510
Motherson Sumi Systems Ltd.	7,494	20,926
Nestle India Ltd.	197	50,205
PI Industries Ltd.	496	18,938
Piramal Enterprises Ltd.	649	20,884
Reliance Industries Ltd.	16,814	538,164
Shree Cement Ltd.	66	22,923
Siemens Ltd.	397	11,368
State Bank of India	10,487	64,266
Tata Consultancy Services Ltd.	5,409	254,006
Titan Co. Ltd.	2,089	66,031
Trent Ltd.	1,086	14,659
UPL Ltd.	2,836	25,725
Wipro Ltd.	7,473	63,367
Wipro Ltd., ADR	542	4,629

(Cost $2,577,071)		2,997,000

Indonesia - 1.0%
Aneka Tambang Tbk	48,806	7,838
PT Bank Central Asia Tbk	323,381	164,259
PT Barito Pacific Tbk	177,104	11,376
PT Indah Kiat Pulp & Paper Tbk	13,871	7,312
PT Kalbe Farma Tbk	118,270	13,212
PT Merdeka Copper Gold Tbk*	62,771	16,041
PT Tower Bersama Infrastructure Tbk	45,916	9,682
PT Unilever Indonesia Tbk	46,118	14,425

(Cost $220,408)		244,145

Kuwait - 0.3%
Kuwait Finance House KSCP
(Cost $69,899)	27,332	71,560

Malaysia - 1.9%
AMMB Holdings Bhd*	10,100	7,578
Axiata Group Bhd	13,783	12,764

CIMB Group Holdings Bhd	39,435	48,504
Dialog Group Bhd	23,900	14,528
DiGi.Com Bhd	18,900	18,714
Fraser & Neave Holdings Bhd	300	1,824
HAP Seng Consolidated Bhd	3,900	7,038
Hartalega Holdings Bhd	11,100	17,105
IHH Healthcare Bhd	9,900	15,468
Kuala Lumpur Kepong Bhd	3,000	14,987
Malayan Banking Bhd	28,575	54,144
Malaysia Airports Holdings Bhd*	7,400	10,068
Maxis Bhd	13,000	14,446
MISC Bhd	7,700	12,158
Nestle Malaysia Bhd	500	15,861
Petronas Dagangan Bhd	1,500	7,088
Petronas Gas Bhd	4,900	19,570
PPB Group Bhd	4,400	18,618
Press Metal Aluminium Holdings Bhd	19,400	24,644
Public Bank Bhd	85,875	80,339
QL Resources Bhd	5,400	5,834
RHB Bank Bhd	9,581	12,012
Sime Darby Bhd	15,000	7,800
Telekom Malaysia Bhd	6,100	8,053
Top Glove Corp. Bhd	30,500	21,219
Westports Holdings Bhd	5,900	5,674

(Cost $498,062)		476,038

Mexico - 1.3%
Arca Continental SAB de CV	2,584	15,724
Cemex SAB de CV, Series CPO*	89,153	55,177
Coca-Cola Femsa SAB de CV	3,171	15,540
Fomento Economico Mexicano SAB de CV	11,476	81,413
Gruma SAB de CV, Class B	1,368	16,546
Grupo Bimbo SAB de CV, Series A	9,010	23,572
Grupo Financiero Banorte SAB de CV, Class O	15,145	90,301
Industrias Penoles SAB de CV	807	9,872
Kimberly-Clark de Mexico SAB de CV, Class A	9,258	14,505
Telesites SAB de CV	8,024	7,087

(Cost $351,809)		329,737

Philippines - 0.7%
Ayala Land, Inc.	45,900	31,429
Bank of the Philippine Islands	11,440	20,662
Globe Telecom, Inc.	130	8,468
GT Capital Holdings, Inc.	460	5,204
JG Summit Holdings, Inc.	18,050	20,258
SM Investments Corp.	1,472	28,631
SM Prime Holdings, Inc.	59,000	43,795
Universal Robina Corp.	5,630	14,861

(Cost $170,177)		173,308

Poland - 0.9%
Bank Polska Kasa Opieki SA	1,078	30,949
CD Projekt SA	446	19,706
Cyfrowy Polsat SA	1,343	11,390
KGHM Polska Miedz SA	809	27,587
Orange Polska SA*	4,867	10,043
Polski Koncern Naftowy ORLEN SA	1,764	30,654
Powszechna Kasa Oszczednosci Bank Polski SA*	5,086	53,537
Powszechny Zaklad Ubezpieczen SA	3,474	30,185
Santander Bank Polska SA	238	20,985

(Cost $241,211)		235,036

Qatar - 0.8%
Commercial Bank PSQC	10,928	19,659
Ooredoo QPSC	5,392	10,070
Qatar Fuel QSC	2,741	13,701
Qatar National Bank QPSC	26,763	142,526

(Cost $175,988)		185,956

Romania - 0.1%
NEPI Rockcastle PLC
(Cost $19,751)	2,745	16,900

Russia - 3.2%
Gazprom PJSC	69,637	316,554
LUKOIL PJSC	2,424	214,793
LUKOIL PJSC, ADR	1	87
Mobile TeleSystems PJSC, ADR	2,858	22,893
Moscow Exchange MICEX-RTS PJSC	7,685	15,675
Novatek PJSC, GDR	539	118,095
Novolipetsk Steel PJSC	8,462	24,610
PhosAgro PJSC, GDR	810	17,869
Polymetal International PLC	2,070	38,655
Polyus PJSC	193	37,624

(Cost $691,433)		806,855

Saudi Arabia - 1.1%
Almarai Co. JSC	1,512	19,285
Bank AlBilad*	2,266	25,912
Dr Sulaiman Al Habib Medical Services Group Co.	330	14,444
Saudi Arabian Mining Co.*	2,496	47,570
Saudi Basic Industries Corp.	5,244	151,242
Savola Group	1,706	14,188

(Cost $270,009)		272,641

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $8,753)	1,104	7,796

South Africa - 4.5%
Absa Group Ltd.(a)	4,155	34,747
Anglo American Platinum Ltd.	318	33,757
Aspen Pharmacare Holdings Ltd.	2,300	34,199
Bid Corp. Ltd.	1,945	37,019
Bidvest Group Ltd.	1,612	18,189
Capitec Bank Holdings Ltd.	476	54,154
Clicks Group Ltd.	1,350	23,885
Discovery Ltd.*	2,537	21,102
FirstRand Ltd.	29,809	103,861

Gold Fields Ltd.	5,373	63,140
Growthpoint Properties Ltd. REIT	21,251	17,705
Impala Platinum Holdings Ltd.	4,870	61,499
Kumba Iron Ore Ltd.	431	12,198
MTN Group Ltd.*	9,957	100,410
MultiChoice Group	2,198	16,873
Naspers Ltd., Class N*	1,280	196,368
Nedbank Group Ltd.	2,527	26,049
Northam Platinum Holdings Ltd.*	2,088	28,951
Old Mutual Ltd.	27,029	20,495
Remgro Ltd.	3,000	23,500
Sanlam Ltd.	11,158	38,577
Shoprite Holdings Ltd.	3,129	38,500
SPAR Group Ltd.	1,072	10,878
Standard Bank Group Ltd.	7,406	59,918
Vodacom Group Ltd.	3,710	30,912
Woolworths Holdings Ltd.	5,831	18,777

(Cost $1,141,681)		1,125,663

South Korea - 6.8%
Amorepacific Corp.	190	25,112
AMOREPACIFIC Group	165	5,730
BGF retail Co. Ltd.	43	5,285
Celltrion Healthcare Co. Ltd.*	489	33,344
CJ CheilJedang Corp.	49	14,602
CJ Corp.	94	6,331
CJ Logistics Corp.*	47	4,906
Coway Co. Ltd.	332	18,921
Doosan Bobcat, Inc.*	266	8,106
GS Engineering & Construction Corp.	364	11,246
GS Holdings Corp.	310	9,786
Hankook Tire & Technology Co. Ltd.	475	15,355
Hanon Systems	1,078	11,752
Hanwha Solutions Corp.*	681	18,918
Hyundai Engineering & Construction Co. Ltd.	461	17,153
Hyundai Glovis Co. Ltd.	109	13,351
Hyundai Heavy Industries Holdings Co. Ltd.	289	12,870
Kakao Corp.	1,820	186,918
KB Financial Group, Inc.	2,326	103,387
Korean Air Lines Co. Ltd.*	1,071	23,892
LG Chem Ltd.	269	157,156
LG Corp.	494	32,603
LG Display Co. Ltd.*	1,328	22,247
LG Electronics, Inc.	646	62,811
LG Household & Health Care Ltd.	56	49,688
Lotte Chemical Corp.	110	18,659
NAVER Corp.	721	231,249
POSCO Chemical Co. Ltd.	178	23,600
Samsung Electro-Mechanics Co. Ltd.	337	47,235
Samsung Engineering Co. Ltd.*	968	16,909
Samsung Fire & Marine Insurance Co. Ltd.	190	32,309
Samsung SDI Co. Ltd.	324	187,652
Samsung SDS Co. Ltd.	202	24,402
Shinhan Financial Group Co. Ltd.	2,581	75,286
SK Biopharmaceuticals Co. Ltd.*	161	12,916
SK Innovation Co. Ltd.*	300	49,120
SK Square Co. Ltd.*	92	5,266
SK Telecom Co. Ltd.	142	6,515
SK, Inc.	187	40,851
SKC Co. Ltd.	124	20,668
Yuhan Corp.	286	13,916

(Cost $1,779,234)		1,678,023

Taiwan - 22.2%
Acer, Inc.	16,926	16,862
ASE Technology Holding Co. Ltd.	19,266	70,677
AU Optronics Corp.	48,404	34,991
Cathay Financial Holding Co. Ltd.	46,472	100,283
Chailease Holding Co. Ltd.	7,736	68,722
Cheng Shin Rubber Industry Co. Ltd.	10,798	13,010
China Steel Corp.	69,627	81,511
Chunghwa Telecom Co. Ltd.	22,794	91,817
Compal Electronics, Inc.	26,846	22,352
CTBC Financial Holding Co. Ltd.	108,708	95,397
Delta Electronics, Inc.	11,714	107,852
E.Sun Financial Holding Co. Ltd.	70,710	68,537
Eclat Textile Co. Ltd.	1,118	23,362
Evergreen Marine Corp. Taiwan Ltd.	14,968	67,022
Far Eastern New Century Corp.	18,038	18,100
Far EasTone Telecommunications Co. Ltd.	8,804	19,473
Feng TAY Enterprise Co. Ltd.	2,655	19,432
First Financial Holding Co. Ltd.	60,946	50,634
Fubon Financial Holding Co. Ltd.	45,351	119,231
Hiwin Technologies Corp.	1,696	17,415
Hotai Motor Co. Ltd.	1,753	38,207
Hua Nan Financial Holdings Co. Ltd.	50,784	36,895
Innolux Corp.	55,234	34,665
Inventec Corp.	15,656	14,527
Lite-On Technology Corp.	13,163	28,547
MediaTek, Inc.	8,860	321,840
Mega Financial Holding Co. Ltd.	62,594	76,992
Nan Ya Plastics Corp.	30,728	91,174
Nien Made Enterprise Co. Ltd.	973	13,298
Oneness Biotech Co. Ltd.*	1,406	15,044
President Chain Store Corp.	3,159	30,562
Ruentex Development Co. Ltd.	7,153	16,516
Shanghai Commercial & Savings Bank Ltd.	20,865	34,782
SinoPac Financial Holdings Co. Ltd.	59,944	32,985
Taishin Financial Holding Co. Ltd.	61,121	40,887
Taiwan Cement Corp.	30,696	50,784
Taiwan High Speed Rail Corp.	10,863	11,584
Taiwan Mobile Co. Ltd.	9,272	32,347
Taiwan Semiconductor Manufacturing Co. Ltd.	145,006	3,108,259
Uni-President Enterprises Corp.	28,978	68,160
United Microelectronics Corp.	69,569	159,382

Wan Hai Lines Ltd.		3,552	19,993
Wistron Corp.		15,670	16,118
Yageo Corp.		2,135	35,053
Yang Ming Marine Transport Corp.*		10,292	42,753
Yuanta Financial Holding Co. Ltd.		59,228	50,485

(Cost $4,243,719)			5,528,519

Thailand - 2.1%
Advanced Info Service PCL, NVDR		7,100	43,404
Airports of Thailand PCL, NVDR		25,200	44,683
Asset World Corp. PCL, NVDR*		55,300	7,024
B Grimm Power PCL, NVDR		6,000	7,033
Bangkok Dusit Medical Services PCL, NVDR		54,300	35,934
Berli Jucker PCL, NVDR		8,100	7,932
BTS Group Holdings PCL, NVDR		49,100	13,405
Bumrungrad Hospital PCL, NVDR		3,100	13,247
Central Pattana PCL, NVDR		12,500	19,289
Charoen Pokphand Foods PCL, NVDR		23,500	16,598
CP ALL PCL, NVDR		33,600	58,331
Energy Absolute PCL, NVDR		9,300	22,631
Home Product Center PCL, NVDR		33,500	13,520
Indorama Ventures PCL, NVDR		9,500	11,065
Intouch Holdings PCL, NVDR		6,500	14,033
Land & Houses PCL, NVDR		55,800	13,827
Minor International PCL, NVDR*		18,954	15,328
Muangthai Capital PCL, NVDR		4,800	7,977
Osotspa PCL, NVDR		4,700	4,463
PTT Exploration & Production PCL, NVDR		8,100	27,283
PTT Global Chemical PCL, NVDR		13,000	21,700
Siam Cement PCL, NVDR		4,600	50,781
Siam Commercial Bank PCL, NVDR		4,900	17,740
Sri Trang Gloves Thailand PCL, NVDR		7,300	6,499
Thai Oil PCL, NVDR		6,500	8,970
Thai Union Group PCL, NVDR		15,700	9,178
True Corp. PCL, NVDR		66,600	8,933

(Cost $561,971)			520,808

Turkey - 0.2%
KOC Holding AS		5,198	11,173
Turkcell Iletisim Hizmetleri AS		7,039	10,020
Turkiye Garanti Bankasi AS		12,919	11,111
Turkiye Is Bankasi AS, Class C		7,924	3,921
Turkiye Sise ve Cam Fabrikalari AS		7,971	7,534

(Cost $53,591)			43,759

United Arab Emirates - 1.8%
Abu Dhabi Commercial Bank PJSC		16,736	38,729
Abu Dhabi Islamic Bank PJSC		8,165	14,404
Aldar Properties PJSC		24,753	27,091
Emirates NBD Bank PJSC		14,802	53,194
Emirates Telecommunications Group Co. PJSC		20,721	180,183
First Abu Dhabi Bank PJSC		25,455	132,920

(Cost $369,798)			446,521

TOTAL COMMON STOCKS (Cost $23,441,010)			24,577,274

PREFERRED STOCKS - 1.0%
Brazil - 0.6%
Banco Bradesco SA		28,364	99,975
Cia Energetica de Minas Gerais		6,427	14,951
Gerdau SA		6,851	31,292

(Cost $195,135)			146,218

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $41,308)		825	51,593

Colombia - 0.1%
Bancolombia SA
(Cost $21,700)		2,904	23,477

South Korea - 0.1%
LG Chem Ltd.		47	12,780
LG Household & Health Care Ltd.		13	6,522

(Cost $21,449)			19,302

TOTAL PREFERRED STOCKS (Cost $279,592)			240,590

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR	4,500	61
Series N3, 5.50%, 6/3/24	INR	12,383	165

(Cost $64)			226

	Number of Shares
RIGHTS - 0.0%
China - 0.0%
CIFI Holdings Group Co. Ltd.* , expires 12/27/21
(Cost $0)		1,074	34

Thailand - 0.0%
Charoen Pokphand Foods PCL* , expires 12/31/22(b)		336	0
CP ALL PCL* , expires 12/31/21(b)		2,241	0

(Cost $0)			0

TOTAL RIGHTS (Cost $0)			34

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22		1,525	37
BTS Group Holdings PCL*, expires 11/7/24		3,050	46

BTS Group Holdings PCL*(b), expires 11/20/26	6,100	53

(Cost $0)		136

TOTAL WARRANTS (Cost $0)		136

EXCHANGE-TRADED FUNDS - 0.1%
iShares ESG Aware MSCI EM ETF
(Cost $41,755)	967	38,777

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $41,523)	41,523	41,523

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $123,182)	123,182	123,182

TOTAL INVESTMENTS - 100.7%
(Cost $23,927,126)		$25,021,742
Other assets and liabilities, net - (0.7%)		(168,303)

NET ASSETS - 100.0%		$24,853,439

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
79,911	—	(38,388) (e )	—	—	4	—	41,523	41,523
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
149,313	1,148,683	(1,174,814)	—	—	9	—	123,182	123,182

229,224	1,148,683	(1,213,202)	—	—	13	—	164,705	164,705

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $174,072, which is 0.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $136,474.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2021 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	$5,343,088	21.5%
Consumer Discretionary	4,491,976	18.1
Financials	4,384,896	17.7
Communication Services	3,228,406	13.0
Materials	1,692,528	6.8
Energy	1,447,799	5.8
Consumer Staples	1,243,748	5.0
Industrials	1,091,163	4.4
Health Care	1,027,061	4.2
Real Estate	497,463	2.0
Utilities	370,132	1.5

Total	$24,818,260	100.0%

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation (f)
MSCI Emerging Markets Index Future	USD	1	$62,995	$60,615	12/17/2021	$(2,380)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$24,577,274	$—	$—	$24,577,274
Preferred Stocks (g)	240,590	—	—	240,590
Corporate Bonds	—	226	—	226
Rights (g)	—	34	0	34
Warrants	83	—	53	136
Exchange-Traded Funds	38,777	—	—	38,777
Short-Term Investments (g)	164,705	—	—	164,705

TOTAL	$25,021,429	$260	$53	$25,021,742

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(2,380)	$—	$—	$(2,380)

TOTAL	$(2,380)	$—	$—	$(2,380)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2021, the amount of transfers from Level 3 to Level 1 was $123. The investments was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.